LEASES (Details) - USD ($)	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating leases:
Operating lease right of use assets	$ 679,850	$ 1,000,000
Current operating lease liabilities	313,460
Noncurrent operating lease liabilities	372,051
Total operating lease liabilities	$ 685,511	$ 1,000,000
Weighted average remaining lease term (years) operating leases	1 year 10 months 25 days
Weighted discount rate operating leases	4.72%